Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Total	£ (1,302)	£ (363)
Currency translation reserve
Disclosure of reserves within equity [line items]
Total	3,690	3,783
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Total	(1,681)	(1,207)
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Total	(2,448)	(2,895)
Own credit reserve
Disclosure of reserves within equity [line items]
Total	(1,059)	(240)
Other reserves
Disclosure of reserves within equity [line items]
Total	£ 196	£ 196